Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Employee and retiree benefits	$ 87,924	$ 80,382
Credit and net operating loss carryforwards	220,156	225,152
Intangible assets	8,477	12,489
Deferred Tax Assets, in Process Research and Development	15,477	481
Gain on foreign currency translation	3,285	0
Interest limitation	39,867	19,380
Inventory	14,396	13,308
Deferred Tax Asset Lease Obligations	53,751	0
Other, net	14,351	17,528
Gross deferred tax assets	457,684	368,720
Property, plant and equipment, net	(49,158)	(22,511)
Intangible assets	(621,044)	(616,333)
Deferred Tax Liabilities, Right of Use Assets	(53,555)	0
Loss on foreign currency translation	0	(7,717)
Deferred taxes on deemed repatriation	(46,066)	(88,759)
Gross deferred tax liabilities	(769,823)	(735,320)
Valuation allowance	(203,765)	(200,280)
Total net deferred tax liabilities	$ (515,904)	$ (566,880)